S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Caedryn Acquisition Sponsor	Jul. 25, 2025 USD ($) shares
Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,200,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 20,650
Private Units
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	200,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,000,000